SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Leases
2026 (six months)	$ 32,086
2027	64,172
2028	64,172
2029	32,086
Total lease payments	192,516
Less: imputed interest	(10,196)
Total operating lease liabilities, net of interest	$ 182,320	$ 214,019